Trade Notes and Accounts Payable	12 Months Ended
Dec. 31, 2020
Trade And Other Current Payables [Abstract]
Trade Notes and Accounts Payable
26.	TRADE NOTES AND ACCOUNTS PAYABLE

	December 31
	2019	2020
	NT$	NT$
	(In Millions)
Trade notes and accounts payable	$15,312	$15,591

Trade notes and accounts payable were attributable to operating activities and the trading conditions were agreed separately.